Consolidated Statements of Changes in Equity (Parenthetical) - $ / shares	3 Months Ended		6 Months Ended
	Jun. 30, 2015	Jun. 30, 2014	Jun. 30, 2015	Jun. 30, 2014
Consolidated Statements of Changes in Equity [Abstract]
Dividend paid, per share	$ 0.07	$ 0.05	$ 0.07	$ 0.11